RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2015
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Schedule Of Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]
For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$2,596,075	$590,961	$3,285

Operating limited partnership rents received in advance	3,009	(2,059)	6,415

Accrued fund management fees not deducted (deducted) for tax purposes	(2,008,044)	(342,524)	40,901

Other	11,474,758	2,850,771	3,046,665

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,114,273)	(455,102)	(711,685)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(550,248)	(105,127)	(162,954)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,305,813)	(669,830)	(95,460)

Income (loss) for tax return purposes, year ended December 31, 2014	$3,095,464	$1,867,090	$2,127,167

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$930,695	$489,636	$581,498

Operating limited partnership rents received in advance	(1,157)	(74)	(116)

Accrued fund management fees not deducted (deducted) for tax purposes	(1,523,273)	(183,148)	-

Other	2,487,075	2,460,881	629,366

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(435,970)	(400,659)	(110,857)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(81,697)	(81,919)	(118,551)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,669,536)	(342,148)	(528,839)

Income (loss) for tax return purposes, year ended December 31, 2014	$(3,293,863)	$1,942,569	$452,501

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$5,815,204	$(117,270)	$508,571

Operating limited partnership rents received in advance	56,810	4,384	(651)

Accrued fund management fees not deducted (deducted) for tax purposes	(5,043,215)	94,556	(660,687)

Other	10,744,835	525,300	910,445

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,735,602)	(593,055)	(836,199)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(608,158)	(107,871)	(125,290)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,286,063)	(64,737)	(807,893)

Income (loss) for tax return purposes, year ended December 31, 2013	$3,943,811	$(258,693)	$(1,011,704)

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$5,558,239	$(21,394)	$(112,942)

Operating limited partnership rents received in advance	38,260	14,572	245

Accrued fund management fees not deducted (deducted) for tax purposes	(4,622,115)	145,031	-

Other	7,186,693	1,990,281	132,116

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(505,941)	(574,802)	(225,605)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(91,310)	(152,633)	(131,054)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,492,432)	(907,135)	(13,866)

Income (loss) for tax return purposes, year ended December 31, 2013	$5,071,394	$493,920	$(351,106)

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Table Text Block]
The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2015, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2014	$(28,773,464)	$(6,939,252)	$(10,360,889)

Estimated share of loss for the three months ended March 31, 2015	(562,650)	(76,193)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	27,893,359	6,350,536	8,177,820

Impairment loss in investment in operating limited partnerships	(4,659,927)	(747,267)	(1,326,748)

Historic tax credits	5,325,806	-	1,844,836

Other	776,876	1,412,176	1,664,981

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2014	$(4,434,830)	$(4,780,042)	$(2,258,451)

Estimated share of loss for the three months ended March 31, 2015	(230,032)	(237,589)	(18,836)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,187,226	5,062,616	3,115,161

Impairment loss in investment in operating limited partnerships	(1,311,848)	(963,351)	(310,713)

Historic tax credits	1,100,310	2,062,333	318,327

Other	(310,826)	(1,143,967)	(845,488)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2014, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2013	$(36,250,730)	$(8,528,309)	$(12,305,968)

Estimated share of loss for the three months ended March 31, 2014	(661,736)	(99,993)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	32,676,601	7,704,240	9,746,456

Impairment loss in investment in operating limited partnerships	(7,980,878)	(767,819)	(1,489,694)

Historic tax credits	5,325,806	-	1,844,836

Other	6,890,937	1,691,881	2,204,370
Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2013	$(6,703,522)	$(6,559,360)	$(2,153,571)

Estimated share of loss for the three months ended March 31, 2014	(268,254)	(274,653)	(18,836)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,255,229	6,299,282	3,671,394

Impairment loss in investment in operating limited partnerships	(1,566,308)	(2,656,687)	(1,500,370)

Historic tax credits	1,100,310	2,062,333	318,327

Other	2,182,545	1,129,085	(316,944)

Investments in operating limited partnerships - as reported	$-	$-	$-